PORTFOLIO OF INVESTMENTS – as of April 30, 2023 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)

Common Stocks – 53.0% of Net Assets
	Aerospace & Defense – 1.2%
228	AAR Corp.(a)	$12,034
64	Axon Enterprise, Inc.(a)	13,485
591	Boeing Co.(a)	122,207
45	L3Harris Technologies, Inc.	8,782
40	Lockheed Martin Corp.	18,578
94	Moog, Inc., Class A	8,470
141	Raytheon Technologies Corp.	14,086

		197,642

	Air Freight & Logistics – 0.5%
361	Expeditors International of Washington, Inc.	41,096
33	FedEx Corp.	7,517
241	GXO Logistics, Inc.(a)	12,804
91	United Parcel Service, Inc., Class B	16,363

		77,780

	Automobile Components – 0.6%
46	Aptiv PLC(a)	4,732
839	BorgWarner, Inc.	40,381
631	Dana, Inc.	9,332
388	Magna International, Inc.	20,238
246	Mobileye Global, Inc., Class A(a)	9,259
84	Visteon Corp.(a)	11,793

		95,735

	Automobiles – 0.9%
1,638	General Motors Co.	54,119
489	Tesla, Inc.(a)	80,348
84	Thor Industries, Inc.	6,638

		141,105

	Banks – 2.7%
382	Ameris Bancorp	12,797
1,983	Bank of America Corp.	58,062
1,109	Citigroup, Inc.	52,201
142	Citizens Financial Group, Inc.	4,393
273	East West Bancorp, Inc.	14,111
22	First Citizens BancShares, Inc., Class A	22,158
691	First Financial Bancorp	14,304
1,777	FNB Corp.	20,400
1,441	Fulton Financial Corp.	17,191
587	Huntington Bancshares, Inc.	6,574
387	International Bancshares Corp.	16,513
315	JPMorgan Chase & Co.	43,546
218	KeyCorp	2,455
123	PNC Financial Services Group, Inc.	16,021
192	Regions Financial Corp.	3,506
1,379	Truist Financial Corp.	44,928

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
600	Trustmark Corp.	$14,334
173	U.S. Bancorp	5,930
365	Webster Financial Corp.	13,615
1,398	Wells Fargo & Co.	55,570

		438,609

	Beverages – 0.9%
74	Boston Beer Co., Inc., Class A(a)	23,496
233	Coca-Cola Co.	14,947
213	Keurig Dr Pepper, Inc.	6,965
1,739	Monster Beverage Corp.(a)	97,384
45	PepsiCo, Inc.	8,590

		151,382

	Biotechnology – 1.3%
70	AbbVie, Inc.	10,578
307	Alnylam Pharmaceuticals, Inc.(a)	61,154
28	Amgen, Inc.	6,713
19	Biogen, Inc.(a)	5,780
46	BioMarin Pharmaceutical, Inc.(a)	4,418
348	CRISPR Therapeutics AG(a)	17,031
108	Gilead Sciences, Inc.	8,879
192	Halozyme Therapeutics, Inc.(a)	6,169
77	Incyte Corp.(a)	5,730
108	Neurocrine Biosciences, Inc.(a)	10,912
77	Regeneron Pharmaceuticals, Inc.(a)	61,738
31	United Therapeutics Corp.(a)	7,134
14	Vertex Pharmaceuticals, Inc.(a)	4,770

		211,006

	Broadline Retail – 2.0%
279	Alibaba Group Holding Ltd., ADR(a)	23,629
2,443	Amazon.com, Inc.(a)	257,614
810	eBay, Inc.	37,608
424	Macy’s, Inc.	6,928

		325,779

	Building Products – 0.8%
129	Builders FirstSource, Inc.(a)	12,225
62	Carlisle Cos., Inc.	13,383
105	Carrier Global Corp.	4,391
489	Fortune Brands Innovations, Inc.	31,633
48	Lennox International, Inc.	13,532
678	Masco Corp.	36,280
644	MasterBrand, Inc.(a)	5,197
145	Owens Corning	15,487
122	Trex Co., Inc.(a)	6,669

		138,797

	Capital Markets – 3.1%
921	Bank of New York Mellon Corp.	39,225

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
12	BlackRock, Inc.	$8,054
44	Cboe Global Markets, Inc.	6,147
817	Charles Schwab Corp.	42,680
75	CME Group, Inc.	13,933
85	FactSet Research Systems, Inc.	34,994
145	Goldman Sachs Group, Inc.	49,799
526	Intercontinental Exchange, Inc.	57,297
298	Janus Henderson Group PLC	7,733
1,191	KKR & Co., Inc.	63,206
85	Moody’s Corp.	26,615
103	Morgan Stanley	9,267
70	MSCI, Inc.	33,772
36	Northern Trust Corp.	2,814
50	S&P Global, Inc.	18,129
531	SEI Investments Co.	31,281
636	State Street Corp.	45,957
32	T. Rowe Price Group, Inc.	3,595
59	Virtus Investment Partners, Inc.	10,750

		505,248

	Chemicals – 0.5%
14	Air Products & Chemicals, Inc.	4,121
51	DuPont de Nemours, Inc.	3,556
32	Ecolab, Inc.	5,371
169	HB Fuller Co.	11,183
117	Innospec, Inc.	11,891
61	Linde PLC	22,536
214	Livent Corp.(a)	4,676
144	Minerals Technologies, Inc.	8,533
21	Sherwin-Williams Co.	4,988
83	Stepan Co.	7,653

		84,508

	Commercial Services & Supplies – 0.1%
84	MSA Safety, Inc.	10,899
27	Waste Management, Inc.	4,483

		15,382

	Communications Equipment – 0.1%
200	Ciena Corp.(a)	9,208
62	F5, Inc.(a)	8,330
110	Lumentum Holdings, Inc.(a)	5,308

		22,846

	Construction & Engineering – 0.1%
296	AECOM	24,583

	Construction Materials – 0.1%
31	Martin Marietta Materials, Inc.	11,259
75	Vulcan Materials Co.	13,134

		24,393

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – 1.0%
1,850	Ally Financial, Inc.	$48,803
288	American Express Co.	46,466
616	Capital One Financial Corp.	59,937
106	Synchrony Financial	3,128

		158,334

	Consumer Staples Distribution & Retail – 0.7%
170	BJ’s Wholesale Club Holdings, Inc.(a)	12,983
34	Costco Wholesale Corp.	17,109
608	Kroger Co.	29,567
284	Sprouts Farmers Market, Inc.(a)	9,843
66	Target Corp.	10,412
114	Walgreens Boots Alliance, Inc.	4,019
165	Walmart, Inc.	24,910

		108,843

	Containers & Packaging – 0.1%
40	Ball Corp.	2,127
280	Sonoco Products Co.	16,974

		19,101

	Distributors – 0.0%
41	Genuine Parts Co.	6,901

	Diversified Consumer Services – 0.2%
102	Grand Canyon Education, Inc.(a)	12,107
210	Service Corp. International	14,740

		26,847

	Diversified REITs – 0.1%
679	American Assets Trust, Inc.	12,358

	Diversified Telecommunication Services – 0.5%
1,242	AT&T, Inc.	21,946
474	Frontier Communications Parent, Inc.(a)	10,684
223	Iridium Communications, Inc.	14,154
816	Verizon Communications, Inc.	31,685

		78,469

	Electric Utilities – 0.4%
207	American Electric Power Co., Inc.	19,131
254	Eversource Energy	19,713
135	Exelon Corp.	5,729
169	FirstEnergy Corp.	6,726
115	IDACORP, Inc.	12,779

		64,078

	Electrical Equipment – 0.4%
110	Eaton Corp. PLC	18,383
146	Emerson Electric Co.	12,156
79	Hubbell, Inc.	21,277
94	Regal Rexnord Corp.	12,235

Shares	Description	Value (†)

Common Stocks – continued
	Electrical Equipment – continued
27	Rockwell Automation, Inc.	$7,652

		71,703

	Electronic Equipment, Instruments & Components – 0.7%
166	Advanced Energy Industries, Inc.	14,359
71	Amphenol Corp., Class A	5,358
352	Avnet, Inc.	14,524
215	Cognex Corp.	10,253
60	Corning, Inc.	1,993
43	Keysight Technologies, Inc.(a)	6,220
903	Knowles Corp.(a)	15,243
43	Littelfuse, Inc.	10,416
261	TE Connectivity Ltd.	31,939
16	Teledyne Technologies, Inc.(a)	6,630
16	Zebra Technologies Corp., Class A(a)	4,608

		121,543

	Energy Equipment & Services – 0.2%
167	Baker Hughes Co.	4,883
370	ChampionX Corp.	10,020
794	NOV, Inc.	13,300
107	Schlumberger NV	5,280

		33,483

	Entertainment – 1.9%
220	Activision Blizzard, Inc.(a)	17,096
69	Electronic Arts, Inc.	8,782
332	Netflix, Inc.(a)	109,537
277	Take-Two Interactive Software, Inc.(a)	34,428
1,036	Walt Disney Co.(a)	106,190
2,924	Warner Bros. Discovery, Inc.(a)	39,796

		315,829

	Financial Services – 2.0%
391	Block, Inc.(a)	23,769
391	Fiserv, Inc.(a)	47,749
31	FleetCor Technologies, Inc.(a)	6,631
208	Global Payments, Inc.	23,444
27	Jack Henry & Associates, Inc.	4,410
29	Mastercard, Inc., Class A	11,021
1,336	MGIC Investment Corp.	19,866
533	PayPal Holdings, Inc.(a)	40,508
481	Visa, Inc., Class A	111,943
316	Voya Financial, Inc.	24,168
60	WEX, Inc.(a)	10,641

		324,150

	Food Products – 0.8%
148	Campbell Soup Co.	8,036
230	Conagra Brands, Inc.	8,731
157	Darling Ingredients, Inc.(a)	9,353

Shares	Description	Value (†)

Common Stocks – continued
	Food Products – continued
117	General Mills, Inc.	$10,370
40	Hershey Co.	10,922
230	Hormel Foods Corp.	9,301
111	Ingredion, Inc.	11,785
43	J.M. Smucker Co.	6,640
161	Kellogg Co.	11,233
146	Kraft Heinz Co.	5,733
110	McCormick & Co., Inc.	9,664
292	Mondelez International, Inc., Class A	22,402

		124,170

	Gas Utilities – 0.2%
315	New Jersey Resources Corp.	16,267
131	ONE Gas, Inc.	10,080

		26,347

	Ground Transportation – 0.4%
379	CSX Corp.	11,613
28	J.B. Hunt Transport Services, Inc.	4,908
56	Norfolk Southern Corp.	11,370
83	Ryder System, Inc.	6,570
42	Saia, Inc.(a)	12,506
636	Uber Technologies, Inc.(a)	19,748
39	Union Pacific Corp.	7,632

		74,347

	Health Care Equipment & Supplies – 1.0%
134	Abbott Laboratories	14,803
16	Align Technology, Inc.(a)	5,205
175	Baxter International, Inc.	8,344
52	Becton Dickinson & Co.	13,744
14	Cooper Cos., Inc.	5,340
67	Edwards Lifesciences Corp.(a)	5,895
28	GE HealthCare Technologies, Inc.(a)	2,278
118	Globus Medical, Inc., Class A(a)	6,861
88	Haemonetics Corp.(a)	7,366
95	Intuitive Surgical, Inc.(a)	28,616
209	LeMaitre Vascular, Inc.	11,286
195	Medtronic PLC	17,735
44	Penumbra, Inc.(a)	12,501
36	Shockwave Medical, Inc.(a)	10,446
25	Stryker Corp.	7,491
11	Teleflex, Inc.	2,998

		160,909

	Health Care Providers & Services – 1.0%
176	Acadia Healthcare Co., Inc.(a)	12,723
51	Centene Corp.(a)	3,515
28	Chemed Corp.	15,435
54	Cigna Group	13,678
168	CVS Health Corp.	12,316

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Providers & Services – continued
20	Elevance Health, Inc.	$9,373
107	Encompass Health Corp.	6,864
123	HCA Healthcare, Inc.	35,342
91	Henry Schein, Inc.(a)	7,354
9	Humana, Inc.	4,774
24	Laboratory Corp. of America Holdings	5,441
307	Select Medical Holdings Corp.	9,363
165	Tenet Healthcare Corp.(a)	12,098
44	UnitedHealth Group, Inc.	21,652

		169,928

	Health Care REITs – 0.1%
780	Physicians Realty Trust	11,248
63	Ventas, Inc.	3,027

		14,275

	Health Care Technology – 0.5%
1,224	Doximity, Inc., Class A(a)	44,982
196	Veeva Systems, Inc., Class A(a)	35,100

		80,082

	Hotel & Resort REITs – 0.0%
186	Host Hotels & Resorts, Inc.	3,008

	Hotels, Restaurants & Leisure – 1.8%
26	Booking Holdings, Inc.(a)	69,844
4	Chipotle Mexican Grill, Inc.(a)	8,270
140	Hilton Worldwide Holdings, Inc.	20,163
126	Marriott Vacations Worldwide Corp.	16,955
82	McDonald’s Corp.	24,252
195	Norwegian Cruise Line Holdings Ltd.(a)	2,603
576	Starbucks Corp.	65,831
286	Travel & Leisure Co.	10,945
46	Wingstop, Inc.	9,205
572	Yum China Holdings, Inc.	34,995
237	Yum! Brands, Inc.	33,317

		296,380

	Household Durables – 0.6%
51	DR Horton, Inc.	5,601
350	KB Home	15,337
137	Meritage Homes Corp.	17,543
693	PulteGroup, Inc.	46,535
359	Taylor Morrison Home Corp.(a)	15,469

		100,485

	Household Products – 0.5%
134	Church & Dwight Co., Inc.	13,014
96	Colgate-Palmolive Co.	7,661
420	Energizer Holdings, Inc.	14,040

Shares	Description	Value (†)

Common Stocks – continued
	Household Products – continued
279	Procter & Gamble Co.	$43,630

		78,345

	Independent Power & Renewable Electricity Producers – 0.1%
573	AES Corp.	13,557

	Industrial Conglomerates – 0.3%
147	3M Co.	15,614
153	General Electric Co.	15,143
130	Honeywell International, Inc.	25,979

		56,736

	Industrial REITs – 0.1%
82	Prologis, Inc.	10,271

	Insurance – 1.4%
36	Allstate Corp.	4,167
668	American International Group, Inc.	35,431
39	Assurant, Inc.	4,802
57	Chubb Ltd.	11,489
201	First American Financial Corp.	11,579
121	Hanover Insurance Group, Inc.	14,467
125	Hartford Financial Services Group, Inc.	8,874
51	Marsh & McLennan Cos., Inc.	9,190
94	Prudential Financial, Inc.	8,178
254	Reinsurance Group of America, Inc.	36,149
174	Selective Insurance Group, Inc.	16,761
91	Travelers Cos., Inc.	16,484
203	Willis Towers Watson PLC	47,015

		224,586

	Interactive Media & Services – 2.9%
863	Alphabet, Inc., Class A(a)	92,634
1,494	Alphabet, Inc., Class C(a)	161,681
789	Meta Platforms, Inc., Class A(a)	189,612
1,196	Pinterest, Inc., Class A(a)	27,508
327	Yelp, Inc.(a)	9,784

		481,219

	IT Services – 0.4%
66	Accenture PLC, Class A	18,499
172	Cognizant Technology Solutions Corp., Class A	10,270
54	International Business Machines Corp.	6,826
559	Shopify, Inc., Class A(a)	27,084
17	VeriSign, Inc.(a)	3,771

		66,450

	Leisure Products – 0.1%
609	Mattel, Inc.(a)	10,962
218	YETI Holdings, Inc.(a)	8,600

		19,562

Shares	Description	Value (†)

Common Stocks – continued
	Life Sciences Tools & Services – 0.4%
38	Agilent Technologies, Inc.	$5,146
196	Illumina, Inc.(a)	40,290
64	Repligen Corp.(a)	9,704
22	Thermo Fisher Scientific, Inc.	12,208
10	West Pharmaceutical Services, Inc.	3,613

		70,961

	Machinery – 1.3%
88	AGCO Corp.	10,907
28	Caterpillar, Inc.	6,126
44	Cummins, Inc.	10,342
44	Deere & Co.	16,633
73	Dover Corp.	10,670
114	Fortive Corp.	7,192
326	Graco, Inc.	25,849
24	Illinois Tool Works, Inc.	5,807
194	ITT, Inc.	16,381
154	Oshkosh Corp.	11,784
210	PACCAR, Inc.	15,685
133	Parker-Hannifin Corp.	43,209
227	SPX Technologies, Inc.(a)	14,455
193	Terex Corp.	8,606
170	Toro Co.	17,724

		221,370

	Media – 1.0%
10	Cable One, Inc.	7,584
98	Charter Communications, Inc., Class A(a)	36,133
1,215	Comcast Corp., Class A	50,265
473	Interpublic Group of Cos., Inc.	16,900
273	Liberty Broadband Corp., Class C(a)	23,145
211	New York Times Co., Class A	8,387
166	Omnicom Group, Inc.	15,035
219	Paramount Global, Class B	5,109

		162,558

	Metals & Mining – 0.3%
212	Alcoa Corp.	7,874
639	Cleveland-Cliffs, Inc.(a)	9,828
193	Commercial Metals Co.	9,011
76	Newmont Corp.	3,602
60	Reliance Steel & Aluminum Co.	14,868

		45,183

	Mortgage Real Estate Investment Trusts (REITs) – 0.1%
971	Invesco Mortgage Capital, Inc.	10,302
539	KKR Real Estate Finance Trust, Inc.	5,789

		16,091

	Multi-Utilities – 0.1%
135	Consolidated Edison, Inc.	13,293

Shares	Description	Value (†)

Common Stocks – continued
	Multi-Utilities – continued
53	DTE Energy Co.	$5,958
35	WEC Energy Group, Inc.	3,366

		22,617

	Office REITs – 0.4%
1,357	Brandywine Realty Trust	5,333
696	Corporate Office Properties Trust	15,931
462	Douglas Emmett, Inc.	5,951
643	Easterly Government Properties, Inc.	9,047
764	Highwoods Properties, Inc.	17,511
208	Kilroy Realty Corp.	6,082

		59,855

	Oil, Gas & Consumable Fuels – 1.7%
965	Antero Midstream Corp.	10,383
248	Antero Resources Corp.(a)	5,702
1,072	APA Corp.	39,503
87	Chevron Corp.	14,666
635	CNX Resources Corp.(a)	9,862
512	ConocoPhillips	52,680
442	EOG Resources, Inc.	52,806
196	Exxon Mobil Corp.	23,195
194	HF Sinclair Corp.	8,557
649	Kinder Morgan, Inc.	11,130
119	ONEOK, Inc.	7,784
87	Phillips 66	8,613
337	Range Resources Corp.	8,914
1,223	Southwestern Energy Co.(a)	6,347
48	Valero Energy Corp.	5,504
243	Williams Cos., Inc.	7,353

		272,999

	Passenger Airlines – 0.2%
289	Alaska Air Group, Inc.(a)	12,560
403	Delta Air Lines, Inc.(a)	13,827
895	JetBlue Airways Corp.(a)	6,390

		32,777

	Personal Care Products – 0.0%
22	Estee Lauder Cos., Inc., Class A	5,428

	Pharmaceuticals – 1.4%
169	Bristol-Myers Squibb Co.	11,284
34	Eli Lilly & Co.	13,459
84	Jazz Pharmaceuticals PLC(a)	11,800
242	Johnson & Johnson	39,615
185	Merck & Co., Inc.	21,362
257	Novartis AG, ADR	26,361
219	Novo Nordisk AS, ADR	36,593
191	Perrigo Co. PLC	7,103
301	Pfizer, Inc.	11,706

Shares	Description	Value (†)

Common Stocks – continued
	Pharmaceuticals – continued
650	Roche Holding AG, ADR	$25,493
107	Zoetis, Inc.	18,808

		223,584

	Professional Services – 0.7%
26	Automatic Data Processing, Inc.	5,720
77	Concentrix Corp.	7,431
138	Equifax, Inc.	28,756
114	Exponent, Inc.	10,494
159	Korn Ferry	7,635
57	Leidos Holdings, Inc.	5,316
90	ManpowerGroup, Inc.	6,814
31	Paychex, Inc.	3,406
28	Paycom Software, Inc.(a)	8,130
64	Paylocity Holding Corp.(a)	12,371
200	TransUnion	13,762

		109,835

	Real Estate Management & Development – 0.4%
696	CBRE Group, Inc., Class A(a)	53,356
79	Jones Lang LaSalle, Inc.(a)	10,984

		64,340

	Residential REITs – 0.2%
45	AvalonBay Communities, Inc.	8,117
67	Camden Property Trust	7,373
166	Equity Residential	10,500

		25,990

	Retail REITs – 0.3%
1,147	Brixmor Property Group, Inc.	24,466
390	National Retail Properties, Inc.	16,965
38	Simon Property Group, Inc.	4,306

		45,737

	Semiconductors & Semiconductor Equipment – 2.3%
172	Advanced Micro Devices, Inc.(a)	15,372
96	Analog Devices, Inc.	17,268
26	Broadcom, Inc.	16,289
84	Cirrus Logic, Inc.(a)	7,206
575	Intel Corp.	17,860
212	Lattice Semiconductor Corp.(a)	16,896
84	Micron Technology, Inc.	5,406
634	NVIDIA Corp.	175,929
57	Qorvo, Inc.(a)	5,249
366	QUALCOMM, Inc.	42,749
64	Silicon Laboratories, Inc.(a)	8,915
107	Synaptics, Inc.(a)	9,476
105	Texas Instruments, Inc.	17,556
68	Universal Display Corp.	9,075

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
119	Wolfspeed, Inc.(a)	$5,539

		370,785

	Software – 4.8%
139	Adobe, Inc.(a)	52,481
58	ANSYS, Inc.(a)	18,207
34	Aspen Technology, Inc.(a)	6,018
351	Autodesk, Inc.(a)	68,371
30	Cadence Design Systems, Inc.(a)	6,284
40	Ceridian HCM Holding, Inc.(a)	2,539
234	Dynatrace, Inc.(a)	9,894
33	Intuit, Inc.	14,650
763	Microsoft Corp.	234,439
1,411	Oracle Corp.	133,650
82	Qualys, Inc.(a)	9,261
30	Roper Technologies, Inc.	13,643
572	Salesforce, Inc.(a)	113,468
19	ServiceNow, Inc.(a)	8,729
76	SPS Commerce, Inc.(a)	11,195
20	Synopsys, Inc.(a)	7,426
20	Tyler Technologies, Inc.(a)	7,581
355	Workday, Inc., Class A(a)	66,080

		783,916

	Specialized REITs – 0.1%
20	American Tower Corp.	4,088
42	Crown Castle, Inc.	5,170
8	Equinix, Inc.	5,792
186	VICI Properties, Inc.	6,313
108	Weyerhaeuser Co.	3,230

		24,593

	Specialty Retail – 0.5%
39	Asbury Automotive Group, Inc.(a)	7,545
81	Boot Barn Holdings, Inc.(a)	5,870
57	Dick’s Sporting Goods, Inc.	8,265
60	Five Below, Inc.(a)	11,842
81	Home Depot, Inc.	24,344
36	Lithia Motors, Inc.	7,952
23	Ross Stores, Inc.	2,455
159	TJX Cos., Inc.	12,532
82	Williams-Sonoma, Inc.	9,925

		90,730

	Technology Hardware, Storage & Peripherals – 0.6%
579	Apple, Inc.	98,245
239	Hewlett Packard Enterprise Co.	3,422
139	HP, Inc.	4,130

		105,797

Shares	Description	Value (†)

Common Stocks – continued
	Textiles, Apparel & Luxury Goods – 0.5%
72	Crocs, Inc.(a)	$8,904
31	Deckers Outdoor Corp.(a)	14,860
181	NIKE, Inc., Class B	22,936
155	PVH Corp.	13,301
2,132	Under Armour, Inc., Class A(a)	18,911
1,030	Under Armour, Inc., Class C(a)	8,281

		87,193

	Trading Companies & Distributors – 0.2%
77	GATX Corp.	8,771
59	Watsco, Inc.	20,436

		29,207

	Water Utilities – 0.2%
120	American States Water Co.	10,650
45	American Water Works Co., Inc.	6,671
263	Essential Utilities, Inc.	11,230

		28,551

	Total Common Stocks (Identified Cost $8,561,155)	8,697,188

Principal Amount

Bonds and Notes – 8.5%
	Apartment REITs – 0.0%
$ 6,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,245

	Automotive – 0.2%
12,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	11,613
6,000	Lear Corp., 4.250%, 5/15/2029	5,734
10,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	8,790

		26,137

	Banking – 1.2%
11,000	American Express Co., 3.700%, 8/03/2023	10,946
15,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	14,138
10,000	Bank of New York Mellon Corp., Series 12, 3.650%, 2/04/2024	9,872
6,000	Bank of Nova Scotia, 3.400%, 2/11/2024	5,903
16,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	14,373
14,000	Citigroup, Inc., 4.600%, 3/09/2026	13,837
11,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	10,717

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$ 13,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	$12,742
13,000	KeyCorp, MTN, 2.550%, 10/01/2029	10,587
6,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	5,608
7,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	6,763
12,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	10,662
13,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	12,164
12,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	11,863
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,823
8,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	7,789
7,000	State Street Corp., 2.400%, 1/24/2030	6,093
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,797
12,000	Truist Bank, 3.200%, 4/01/2024	11,739
14,000	Westpac Banking Corp., 2.350%, 2/19/2025	13,432

		200,848

	Brokerage – 0.1%
14,000	BlackRock, Inc., 2.400%, 4/30/2030	12,411
12,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	8,562

		20,973

	Building Materials – 0.1%
9,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	8,096
14,000	Owens Corning, 3.950%, 8/15/2029	13,311

		21,407

	Chemicals – 0.0%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	5,496

	Diversified Manufacturing – 0.1%
15,000	Eaton Corp., 4.150%, 3/15/2033	14,430
6,000	Emerson Electric Co., 2.000%, 12/21/2028	5,322

		19,752

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Electric – 0.5%
$ 8,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	$7,144
11,000	Duke Energy Corp., 3.750%, 4/15/2024	10,822
17,000	Entergy Corp., 0.900%, 9/15/2025	15,487
12,000	Exelon Corp., 4.050%, 4/15/2030	11,520
17,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	14,430
4,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,717
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,546
17,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	16,519

		82,185

	Environmental – 0.1%
7,000	Republic Services, Inc., 1.450%, 2/15/2031	5,615
8,000	Waste Management, Inc., 2.950%, 6/01/2041	6,139

		11,754

	Finance Companies – 0.1%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,560
9,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	7,784

		13,344

	Food & Beverage – 0.3%
16,000	Coca-Cola Co., 1.450%, 6/01/2027	14,551
11,000	General Mills, Inc., 4.000%, 4/17/2025	10,864
6,000	Mondelez International, Inc., 2.750%, 4/13/2030	5,328
16,000	PepsiCo, Inc., 2.750%, 3/19/2030	14,682

		45,425

	Government Owned – No Guarantee – 0.2%
10,000	Equinor ASA, 3.625%, 4/06/2040	8,673
21,000	Federal National Mortgage Association, 6.625%, 11/15/2030	25,079

		33,752

	Health Care REITs – 0.0%
8,000	Welltower OP LLC, 2.800%, 6/01/2031	6,715

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Health Insurance – 0.2%
$ 16,000	Elevance Health, Inc., 4.101%, 3/01/2028	$15,763
10,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	11,028

		26,791

	Healthcare – 0.3%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,887
8,000	Cigna Group, 3.750%, 7/15/2023	7,971
7,000	CVS Health Corp., 4.300%, 3/25/2028	6,914
6,000	DH Europe Finance II Sarl, 2.200%, 11/15/2024	5,769
11,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	10,467
6,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	5,384

		41,392

	Integrated Energy – 0.1%
14,000	Exxon Mobil Corp., 2.992%, 3/19/2025	13,634
9,000	Shell International Finance BV, 6.375%, 12/15/2038	10,480

		24,114

	Life Insurance – 0.1%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,009
9,000	Manulife Financial Corp., 3.703%, 3/16/2032	8,354

		12,363

	Mortgage Related – 2.1%
42,491	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	35,359
61,174	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(b)	53,001
50,253	Federal Home Loan Mortgage Corp., 3.000%, with various maturities from 2049 to 2052(b)	45,154
53,493	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(b)	49,711
1,912	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	1,829
27,384	Federal National Mortgage Association, 2.000%, with various maturities from 2050 to 2051(b)	22,833
49,000	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(b)	42,453
44,453	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(b)	40,080
21,318	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(b)	19,838

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Mortgage Related – continued
$ 15,038	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2052(b)	$14,381
603	Federal National Mortgage Association, 4.500%, with various maturities in 2049(b)	600
14,335	Government National Mortgage Association, 3.000%, 6/20/2052	13,079

		338,318

	Natural Gas – 0.1%
16,000	NiSource, Inc., 0.950%, 8/15/2025	14,692

	Office REITs – 0.2%
12,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	11,578
11,000	Boston Properties LP, 2.750%, 10/01/2026	9,805
12,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	9,063

		30,446

	Other REITs – 0.0%
7,000	Prologis LP, 1.250%, 10/15/2030	5,541

	Pharmaceuticals – 0.2%
15,000	AbbVie, Inc., 3.600%, 5/14/2025	14,654
6,000	Biogen, Inc., 2.250%, 5/01/2030	5,106
13,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	12,437
5,000	Viatris, Inc., 3.850%, 6/22/2040	3,453

		35,650

	Property & Casualty Insurance – 0.0%
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	3,540

	Railroads – 0.1%
17,000	CSX Corp., 2.600%, 11/01/2026	16,069

	Restaurants – 0.1%
13,000	Starbucks Corp., 2.250%, 3/12/2030	11,245

	Retail REITs – 0.0%
6,000	Realty Income Corp., 3.400%, 1/15/2028	5,631
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,580

		7,211

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Retailers – 0.2%
$ 12,000	Amazon.com, Inc., 3.875%, 8/22/2037	$11,240
15,000	TJX Cos., Inc., 1.150%, 5/15/2028	13,105

		24,345

	Technology – 0.4%
11,000	Apple, Inc., 2.500%, 2/09/2025	10,671
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,548
9,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	8,215
8,000	Intel Corp., 2.450%, 11/15/2029	7,055
12,000	International Business Machines Corp., 4.000%, 6/20/2042	10,290
10,000	NVIDIA Corp., 2.850%, 4/01/2030	9,171
15,000	Oracle Corp., 2.950%, 5/15/2025	14,454
15,000	QUALCOMM, Inc., 1.650%, 5/20/2032	12,098

		73,502

	Treasuries – 1.2%
23,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	13,407
17,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	13,556
11,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	8,758
31,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	26,480
34,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	29,722
19,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	16,585
24,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	21,035
68,000	U.S. Treasury Notes, 0.375%, 11/30/2025	62,273

		191,816

	Utility Other – 0.1%
11,000	Essential Utilities, Inc., 4.276%, 5/01/2049	9,227

	Wireless – 0.1%
12,000	Vodafone Group PLC, 6.150%, 2/27/2037	12,928

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Wirelines – 0.1%
$ 5,000	AT&T, Inc., 3.650%, 6/01/2051	$3,728
11,000	Verizon Communications, Inc., 3 mo. USD LIBOR + 1.100%, 5.964%, 5/15/2025(c)	11,072

		14,800

	Total Bonds and Notes (Identified Cost $1,475,258)	1,387,023

Shares

Exchange-Traded Funds – 6.9%
15,423	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,123,511)	1,138,063

Mutual Funds – 10.9%
49,614	WCM Focused Emerging Markets Fund, Institutional Class	647,458
52,066	WCM Focused International Growth Fund, Institutional Class	1,138,156

	Total Mutual Funds (Identified Cost $2,041,181)	1,785,614

Affiliated Mutual Funds – 17.5%
58,696	Loomis Sayles Inflation-Protected Securities Fund, Class N	584,616
43,298	Loomis Sayles Limited Term Government and Agency Fund, Class N	467,613
81,517	Mirova Global Green Bond Fund, Class N	674,149
97,027	Mirova International Sustainable Equity Fund, Class N	1,147,827

	Total Affiliated Mutual Funds (Identified Cost $3,119,786)	2,874,205

Principal Amount

Short-Term Investments – 3.4%
$565,281	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/28/2023 at 2.100% to be repurchased at $565,380 on 5/01/2023 collateralized by $524,600 U.S. Treasury Bond, 4.375% due 5/15/2041 valued at $577,068 including accrued interest(d) (Identified Cost $565,281)	565,281

	Total Investments – 100.2% (Identified Cost $16,886,172)	16,447,374
	Other assets less liabilities – (0.2)%	(27,809)

	Net Assets – 100.0%	$16,419,565

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)	Variable rate security. Rate as of April 30, 2023 is disclosed.

(d)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2023, the value of Rule 144A holdings amounted to $15,371 or 0.1% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2023, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2023	Distribution Received(2)
Loomis Sayles Inflation-Protected Securities Fund, Class N	$536,055	$52,933	$10,451	$(1,464)	$7,543	$584,616	58,696	$1,921
Loomis Sayles Limited Term Government and Agency Fund, Class N	421,960	50,235	5,635	(203)	1,256	467,613	43,298	4,029
Mirova Global Green Bond Fund, Class N	615,246	71,680	12,504	(1,836)	1,563	674,149	81,517	—
Mirova International Sustainable Equity Fund, Class N	1,086,659	41,141	10,908	(22)	30,957	1,147,827	97,027	1,789

	$2,659,920	$215,989	$39,498	$(3,525)	$41,319	$2,874,205	280,538	$7,739

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,697,188	$—	$—	$8,697,188
Bonds and Notes*	—	1,387,023	—	1,387,023
Exchange-Traded Funds	1,138,063	—	—	1,138,063
Mutual Funds	1,785,614	—	—	1,785,614
Affiliated Mutual Funds	2,874,205	—	—	2,874,205
Short-Term Investments	—	565,281	—	565,281

Total	$14,495,070	$1,952,304	$—	$16,447,374

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2023 (Unaudited)

Equity	77.8%
Fixed Income	19.0
Short-Term Investments	3.4

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%